Consolidated Statements of Comprehensive Income (Unaudited) - 10-Q - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net earnings	$ 25	$ 32	$ 61	$ 61
Other comprehensive income (loss):
Foreign currency translation gain, net of income taxes	(1)	3	0	3
Gain from pension settlements	0	0	3	0
Net unrecognized gain (loss) on postretirement obligations, net of income taxes	(1)	10	1	9
Other comprehensive income (loss), net of income tax	(2)	13	4	12
Total comprehensive income	$ 23	$ 45	$ 65	$ 73